Royalties and Royalty Options - Schedule of Royalties (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Statement Line Items [Line Items]
Royalties and Royalty Options, Beginning balance	$ 44,023	$ 25,577
Royalties and Royalty Options, Additions	2,170	17,957
Royalties and Royalty Options, Foreign currency translation	818	614
Royalties And Royalty Options, Before Depletion	47,011
Royalties And Royalty Options, Depletion	(147)
Royalties and Royalty Options, Ending balance	46,864	44,023
Michelin Project [Member]
Statement Line Items [Line Items]
Royalties and Royalty Options, Beginning balance	4,262
Royalties And Royalty Options, Before Depletion	4,262
Royalties and Royalty Options, Ending balance	4,262	4,262
Anderson Project [Member]
Statement Line Items [Line Items]
Royalties and Royalty Options, Beginning balance	7,348
Royalties and Royalty Options, Foreign currency translation	403
Royalties And Royalty Options, Before Depletion	7,751
Royalties and Royalty Options, Ending balance	7,751	7,348
Slick Rock Project [Member]
Statement Line Items [Line Items]
Royalties and Royalty Options, Beginning balance	2,916
Royalties and Royalty Options, Foreign currency translation	160
Royalties And Royalty Options, Before Depletion	3,076
Royalties and Royalty Options, Ending balance	3,076	2,916
Workman Creek Project [Member]
Statement Line Items [Line Items]
Royalties and Royalty Options, Beginning balance	1,399
Royalties and Royalty Options, Foreign currency translation	77
Royalties And Royalty Options, Before Depletion	1,476
Royalties and Royalty Options, Ending balance	1,476	1,399
Church Rock Project [Member]
Statement Line Items [Line Items]
Royalties and Royalty Options, Beginning balance	751
Royalties and Royalty Options, Foreign currency translation	41
Royalties And Royalty Options, Before Depletion	792
Royalties and Royalty Options, Ending balance	792	751
Dewey-Burdock Project [Member]
Statement Line Items [Line Items]
Royalties and Royalty Options, Beginning balance	76
Royalties and Royalty Options, Additions	1,355
Royalties and Royalty Options, Foreign currency translation	14
Royalties And Royalty Options, Before Depletion	1,445
Royalties and Royalty Options, Ending balance	1,445	76
Energy Queen Project [Member]
Statement Line Items [Line Items]
Royalties and Royalty Options, Additions	67
Royalties and Royalty Options, Foreign currency translation	1
Royalties And Royalty Options, Before Depletion	68
Royalties and Royalty Options, Ending balance	68
Lance Project [Member]
Statement Line Items [Line Items]
Royalties and Royalty Options, Beginning balance	1,688
Royalties and Royalty Options, Foreign currency translation	93
Royalties And Royalty Options, Before Depletion	1,781
Royalties and Royalty Options, Ending balance	1,781	1,688
Roca Honda Project [Member]
Statement Line Items [Line Items]
Royalties and Royalty Options, Beginning balance	159
Royalties and Royalty Options, Foreign currency translation	8
Royalties And Royalty Options, Before Depletion	167
Royalties and Royalty Options, Ending balance	167	159
Reno Creek Project [Member]
Statement Line Items [Line Items]
Royalties and Royalty Options, Beginning balance	289
Royalties and Royalty Options, Foreign currency translation	16
Royalties And Royalty Options, Before Depletion	305
Royalties and Royalty Options, Ending balance	305	289
Roughrider Project [Member]
Statement Line Items [Line Items]
Royalties and Royalty Options, Beginning balance	5,923
Royalties And Royalty Options, Before Depletion	5,923
Royalties and Royalty Options, Ending balance	5,923	5,923
Whirlwind Project [Member]
Statement Line Items [Line Items]
Royalties and Royalty Options, Additions	67
Royalties and Royalty Options, Foreign currency translation	1
Royalties And Royalty Options, Before Depletion	68
Royalties and Royalty Options, Ending balance	68
San Rafael Project [Member]
Statement Line Items [Line Items]
Royalties and Royalty Options, Additions	542
Royalties and Royalty Options, Foreign currency translation	4
Royalties And Royalty Options, Before Depletion	546
Royalties and Royalty Options, Ending balance	546
Langer Heinrich Project [Member]
Statement Line Items [Line Items]
Royalties and Royalty Options, Beginning balance	2,822
Royalties And Royalty Options, Before Depletion	2,822
Royalties and Royalty Options, Ending balance	2,822	2,822
Cigar Lake Project [Member]
Statement Line Items [Line Items]
Royalties and Royalty Options, Beginning balance	4,704
Royalties And Royalty Options, Before Depletion	4,704
Royalties and Royalty Options, Ending balance	4,704	4,704
McArthur River Project [Member]
Statement Line Items [Line Items]
Royalties and Royalty Options, Beginning balance	11,543
Royalties And Royalty Options, Before Depletion	11,543
Royalties And Royalty Options, Depletion	(147)
Royalties and Royalty Options, Ending balance	11,396	11,543
Dawn Lake Project [Member]
Statement Line Items [Line Items]
Royalties and Royalty Options, Beginning balance	143
Royalties and Royalty Options, Additions	139
Royalties And Royalty Options, Before Depletion	282
Royalties and Royalty Options, Ending balance	$ 282	$ 143